Related Party Transactions - Schedule of Related Party Transaction Relationship (Details)	12 Months Ended
Dec. 31, 2018
Founder
Related Party Transaction [Line Items]
Relationship with the Group	Founder
Xiaomi Inc.
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by Xiaomi
Xiaomi H.K. Limited
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by Xiaomi
Xiaomi Telecommunication Technology
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by Xiaomi
Tianjin Jinxing
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by Xiaomi
Xiaomi Software
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by Xiaomi
Guangzhou Xiaomi
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by Xiaomi